Debt - Schedule of Short-Term Loans (Details) - USD ($)		Mar. 31, 2021	Sep. 30, 2020
Total short-term loans		$ 1,823,215	$ 1,289,081
Xi'an Guosen Micro-Credit Co., Ltd [Member]
Total short-term loans	[1]	305,041	279,276
Xi 'an Xinchang Micro-Lending Co. Ltd.[Member]
Total short-term loans	[2]	114,391	110,241
China Construction Bank [Member]
Total short-term loans	[3]	31,100	17,640
Bohai Bank [Member]
Total short-term loans	[4]	457,561	440,962
Huaxia Bank [Member]
Total short-term loans	[5]	457,561	440,962
Xi 'an Guoxu Investment Management Co. Ltd. [Member]
Total short-term loans	[6]	$ 457,561

[1]	On July 22, 2020, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Xi'an Guosen Micro-Credit Co., Ltd, to borrow RMB 2.0 million (equivalent to US$279,276) as working capital for six months, with maturity date on January 21, 2021 and interest rate of 17% per annum. The loan was fully repaid upon maturity. On March 3, 2021, the Company’s VIE, Xi’an App-Chem, entered into another loan agreement with Xi’an Guosen Micro-Credit Co., Ltd, to borrow RMB 2.0 million (equivalent to US$305,041) as working capital for six months, with maturity date on September 3, 2021 and interest rate of 15.4% per annum.
[2]	On June 1, 2020, the Company's VIE, Xi'an App-Chem, entered into a loan agreement with Xi'an Xinchang Micro-lending Co. Ltd., to borrow RMB 750,002 (equivalent to US$110,241) as working capital for one year, with maturity date on May 31, 2021 and interest rate of 18.0% per annum. The loan was subsequently fully repaid upon maturity. On November 4, 2020, the Company’s VIE, Xi’an App-Chem, entered into another loan agreement with Xi’ an Xinchang Micro-lending Co. Ltd., to borrow RMB 1.0 million (equivalent to US$152,502) as working capital for one year, with maturity date on November 3, 2021 and interest rate of 15.12% per annum. The Company repaid RMB 416,665 (equivalent to US$63,550) before March 31, 2021 and the outstanding loan balance as of March 31, 2021 was RMB 583,335 (equivalent to US$88,970).
[3]	On January 19, 2020, Xi'an App-Chem’s subsidiary Tongchuan DT, entered into a loan agreement with China Construction Bank to borrow RMB 100,000 (equivalent to US$14,699) as working capital for one year, with maturity date on January 19, 2021 and interest rate of 5.0% per annum. The loan was fully repaid upon maturity. On May 15, 2020, Tongchuan DT entered into another loan agreement with China Construction Bank to borrow RMB 20,000 (equivalent to US$3,051) as working capital for one year, with maturity date on May 15, 2021 and interest rate of 4.1% per annum. The loan was subsequently fully repaid upon maturity. On January 12, 2021, Tongchuan DT entered into another loan agreement with China Construction Bank to borrow RMB 183,903 (equivalent to US$28,049) as working capital for one year, with maturity date on January 12, 2022 and interest rate of 3.85% per annum.
[4]	On May 22, 2020, the Company's VIE, Xi'an App-Chem, obtained a line of credit approval from Bohai Bank for a maximum of RMB 13 million (approximately $2.0 million) loans as working capital for one year. On July 22, 2020, the Company borrowed RMB 3 million (equivalent to US$457,561) short-term loan out of this line of credit as working capital for one year, with interest rate of 5.4% per annum and maturity date on July 21, 2021. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms. Jing Liu, and a third-party Shannxi Jinma Financial Guarantee Co., Ltd. provided joint guarantee to this loan. The loan was subsequently fully repaid upon maturity. In July 2021, the Company repaid the Mach 31, 2021 loan balance upon maturity and at the same time renewed the line of credit of RMB 13 million (approximately $2.0 million) with Bohai Bank for additional one year (see Note 18). As of the date of this filing, the Company has not borrowed out of this new line of credit with Bohai Bank and has the availability to borrow out of this line of credit before July 15, 2022.
[5]	On April 3, 2020, the Company's VIE, Xi'an App-Chem, obtained a line of credit approval from Huaxia Bank for a maximum of RMB 15 million (approximately $2.3 million) loans, including RMB 3 million (approximately $0.5 million) loans as working capital for one year with fixed interest rate of 9% per annum and RMB 12 million (approximately $1.8 million) loans as working capital for three years with fixed interest rate of 6.6% per annum. From June 16, 2020 to June 29, 2020, the Company’s VIE, Xi’an App-Chem, entered into two loan agreements with Huaxia Bank to borrow total of a RMB 3 million (equivalent to US$457,561) as working capital for one year, with interest rate of 9.0% per annum and maturity date on April 16, 2021 and June 29, 2021, respectively. These loans were subsequently fully repaid upon maturity. In addition, on April 16, 2020, the Company borrowed additional RMB 2.0 million (equivalent to US$305,041) out of this line of credit as working capital for three years, with the interest rate of 6.6% per annum and maturity date on April 16, 2023. The Company’s controlling shareholder, Mr. Yongwei Hu and his wife Ms.Jing Liu, pledged their personal properties as collateral to safeguard the loans with Huaxia Bank. The Company repaid RMB 200,000 (equivalent to US$30,504) before March 31, 2021 and the outstanding loan balance as of March 31, 2021 was RMB 1.8 million (equivalent to US$274,537). In May 2021, the Company renewed the line of credit of RMB 15 million (approximately $2.3 million) with Huaxia Bank for one year (see Note 18). As of March 31, 2021, the Company had the availability to borrow additional approximately $1.5 million (RMB 10 million) from Huaxia Bank before May 7, 2022.
[6]	On March 24, 2021, the Company's VIE, Xi'an App-Chem, entered into a loan agreement Xi ’an Guoxu Investment Management Co. Ltd., to borrow RMB 3 million (equivalent to US$457,561) as working capital for six months, with maturity date on September 23, 2021 and interest rate of 13% per annum. Mr. Yongwei Hu and his wife Ms. Jing Liu provided joint guarantee to this loan.